COMMITMENTS AND CONTINGENCIES (Details) (Daiichi Sankyo, USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Jul. 31, 2011 Minimum country	Sep. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum
Licensing Agreements
Up-front fee and certain past reimbursements	$ 1.6
Future milestone payments payable		$ 10.0	$ 10.0
Period for which royalties will be paid following the first commercial sale of licensed products in the country		10 years	10 years
Notice period for termination of license by the entity for technical, scientific, efficacy, safety, or commercial reasons		6 months	6 months
Notice period for termination of license after launch of a sapacitabine-based product by the entity, or by either party for material default		12 months	12 months
Number of countries for which regulatory approval is required by September 2011 to sell sapacitabine as per termination right waived after amendment to the agreement				1
Percentage of increase in royalty due on future net sales of sapacitabine after amendment					1.25%	1.25%	1.50%	1.50%